CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Foreign currency translation adjustments, tax	¥ 0	¥ 0
Net loss attributable to redeemable non-controlling interests	¥ 464	¥ 806